FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 SGD ($)
Financial Instruments And Risk Management
Increase (decrease) in financial assets	$ 185	₪ 1,651	€ 101	$ 142	$ 1,265	₪ 729	€ 34	$ 0